Income Taxes (Expiration Dates Tax Carryforwards Net Of Valuation Allowances) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 978,000
2015 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	11,000
Expiration Date	2015
2016 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	50,000
Expiration Date	2016
2023 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	137,000
Expiration Date	2023
2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	263,000
Expiration Date	2024
2025 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	214,000
Expiration Date	2025
2026 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	131,000
Expiration Date	2026
2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	18,000
Expiration Date	2027
2028 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	40,000
Expiration Date	2028
2029 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 114,000
Expiration Date	2029